Taxes on Income - Schedule of Total Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Total Unrecognized Tax Benefits [Abstract]
Beginning Balance	$ 10,843	$ 12,941
Decrease in tax positions	(1,041)	(1,556)
Increase in tax positions	2,412	1,573
Statue limitation	(2,522)	(2,115)
Ending Balance	$ 9,692	$ 10,843